Submission	Apr. 28, 2025
Submission [Line Items]
Central Index Key	0001816017
Registrant Name	SPIRE GLOBAL, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A